Note 4(b) - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	196,784	(16,149)	180,635
— Transferred from advances for vessels acquisitions / under construction	189,220	-	189,220
— Acquisitions	51,940	-	51,940
— Impairment	(22,254)	9,944	(12,310)
— Transferred to Assets held for sale	(43,147)	-	(43,147)
— Depreciation	-	(12,392)	(12,392)
Balance, December 31, 2019	372,543	(18,597)	353,946
— Transferred from advances for vessels acquisitions / under construction	76,959	-	76,959
— Disposals (see Note 19)	(303,157)	21,718	(281,439)
— Depreciation	-	(13,174)	(13,174)
Balance, December 31, 2020	146,345	(10,053)	136,292

Property, Plant and Equipment, Additions [Table Text Block]
Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Eco California	January 30, 2019	34,313	1,270	35,583
M/T Eco Marina Del Ray	March 13, 2019	35,787	1,066	36,853
M/T Eco Bel Air	April 5, 2019	57,133	1,209	58,342
M/T Eco Beverly Hills	May 9, 2019	57,133	1,309	58,442
Subtotal 2019		184,366	4,854	189,220
M/T Eco Los Angeles	February 10, 2020	37,659	835	38,494
M/T Eco City of Angels	February 17, 2020	37,659	806	38,465
Subtotal 2020		75,318	1,641	76,959